Short-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Short-term investments
Summary of short term investments

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Structured notes	69,548	2,500	362
Investment in fund	109,282	61,855	8,969
Total short-term investments	178,830	64,355	9,331